SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Floating Rate Trust's primary goal is to provide as high a level of current income and preservation of capital, as is consistent with investment primarily in senior secured corporate loans and corporate debt securities with floating interest rates.
--------------------------------------------------------------------------------

Dear Shareholder:

It's a pleasure to bring you Franklin Floating Rate Trust's annual report for the period ended July 31, 2000.

ECONOMIC OVERVIEW

The U.S. economy displayed strong growth during the 12 months under review, although the Federal Reserve Board (the Fed) continued to signal an increased focus on fighting inflation. The Fed raised interest rates five times, moving the federal funds target rate to 6.5% from 5.0% between August 1999 and May 2000. By July, however, Fed Chairman Alan Greenspan suggested that the economy was feeling some of the impact of these rate changes, implying the trend toward tightening rates might slow down. Despite the rate hikes, U.S. gross domestic product surged at an annual rate of 8.3% in the fourth quarter of 1999, then dropped to 4.8% for the first three months of 2000, before nudging up to a 5.3% annual rate in this year's second quarter. Additionally, most indicators showed relatively muted inflation during this time. Foreign economies saw varying degrees of recovery and strong economic growth for the most part, despite interest rate pressures, especially in Europe.

CONTENTS

Shareholder Letter .....................................................       1

Performance Summary ....................................................       7

The Fund's Repurchase Offers ...........................................       8

Financial Highlights & Statement of Investments ........................      10

Financial Statements ...................................................      22

Notes to Financial Statements ..........................................      26

Independent Auditors' Report ...........................................      30


[PYRAMID GRAPHIC]


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 11.


Interestingly, long-term interest rates actually declined slightly during this period. The 30-year Treasury bond yield ended the period at 5.78%, down from 6.12% a year earlier. In contrast, short-term interest rates, as measured by the 3-month London InterBank Offered Rate (LIBOR), the benchmark underlying most of our loans in the portfolio, increased substantially, from 5.34% at the beginning of the reporting period, to 6.72% at the end. On July 31, 2000, the Dow Jones(R) Industrial Average stood at 10522, compared with 10655 a year earlier, a decrease of 1.25%.

SYNDICATED BANK LOAN MARKET

The bank loan market faced significant challenges during the 12 months under review. The rising interest-rate environment increased costs for potential borrowers and hampered the closely linked high-yield bond market. Additionally, in February, several large bank loan borrowers revealed accounting irregularities. These negative announcements created technical pressure for loan prices across the entire market.

The environmental sector, led by hazardous waste management company Safety-Kleen, drove much of the market's price decline. Safety-Kleen, widely held by many institutions but not by your Fund, revealed significant accounting errors and liquidity constraints. Other environmental companies' loans traded down in sympathy, but to a lesser degree, including Allied Waste, one of our largest holdings.

After finishing strongly in 1999, new issuance in the primary market (where investors purchase loans from issuers) started 2000 slowly. Perhaps in response, secondary market trading activity soared during the first quarter. Lenders required higher interest payments from potential borrowers, particularly in the media and telecommunications sectors. The high yield market remained effectively shut down except for the better-quality borrowers.

By late spring, the leveraged loan market strengthened a bit as market participants anticipated fewer rate tightenings going forward. New deal volume, as measured by the dollar amount of transactions, increased, and secondary market bid prices went up as well.

PORTFOLIO NOTES

During the year under review, Fed interest-rate hikes and Y2K fears contributed to the London InterBank Offered Rate (LIBOR) increase. Within this environment, Franklin Floating Rate Trust's dividend increased from 5.7350 cents per share on July 31, 1999, to 7.9706 cents per share on July 31, 2000. During the same time, the Fund's 30-day standardized yield grew from 7.10% to 9.59%, as reported in the Performance Summary on page 7. However, the aforementioned pressures on the loan market negatively affected the Fund's share price as measured by net asset value, and it declined from $9.98 on July 31, 1999, to $9.85 on July 31, 2000.

On a positive note, the Fund's assets grew rapidly during the period, surpassing the $2.5 billion milestone by July 31, 2000. Although the Fund grew significantly, we remained selective, while actively managing our investments. Our increased size allows us access to a wide variety of loan syndications and enhances our buying power, which also gives us leverage to negotiate better terms on the deals we buy to help benefit our shareholders. During the period under review, Franklin Floating Rate Trust reviewed 198 deals representing $109 billion in credit facilities. Because we have seen market action affect loans to all companies in the same industry, rather than just the company with the bad news, we tried to maintain broad diversification across industries. As of period-end, the Fund's largest concentrations were in cable television (8.2% of total net assets), cellular telephone (8.1%), telecommunications equipment (6.0%) and movies/entertainment (5.5%).

WHAT ARE SYNDICATED BANK LOANS?

Syndicated bank loans are typically secured, floating rate loans to corporate borrowers made by a group, or syndicate, of banks and other lenders. A group of lenders provides capital to companies for varied purposes, such as merger and acquisition activity, leveraged buyouts or refinancings. Borrowing rates are generally pegged to an index, such as LIBOR, the London InterBank Offered
Rate.


TOP 10 HOLDINGS

7/31/00

COMPANY                           % OF TOTAL
SECTOR                             NET ASSETS
------                             ----------
Wyndham International Inc.            3.7%
Hotels/Resorts

Charter Communications
CCVI, CCVIII and
Charter Communications
Operating LLC                         3.6%
Cable Television

Allied Waste Industries Inc.          2.9%
Environmental Services

Nextel Communications Inc.            2.3%
Cellular Telephone

Iasis Healthcare Corp.                1.7%
Hospital/Nursing
Management

Burns Philp                           1.6%
Packaged Foods

Century Cable (Adelphia)              1.6%
Cable Television

SFX Entertainment Inc.                1.6%
Movies/Entertainment

AES Texas                             1.4%
Electrical Utilities, South

Pagenet                               1.4%
Telecommunications
Equipment


A good example of what happened in the bank loan market over the past 12 months can be seen in one of our largest positions, Allied Waste. One of the largest non-hazardous solid waste management companies in the U.S., Allied merged with Browning-Ferris in 1999 in a $9.4 billion transaction financed by bank loans, high yield bonds and preferred stock. In early 2000, problems experienced by other environmental services companies cast a pall over the entire sector. Although Allied Waste was performing in line with analysts' expectations, the negative events announced within the environmental services industry made it difficult for the company to divest assets and reduce debt. The uncertainty created by these announcements lasted through the spring, as market participants traded the loans down in price to as low as 86 cents on the dollar. However, by early summer, Allied Waste's prospects appeared to improve and the prices of the loans moved up to the mid-90s.

The movie exhibition industry was another loan market sector that experienced pressure during the 12-month period. Companies with a national presence, such as AMC, Loews/Cineplex and Regal Cinemas, experienced reduced profitability due to increased competition and heavy spending on capital improvements and new theaters. Bank loans in this sector also traded down in price during the past year and our exposure to this sector did put some pressure on the Fund's share price.

In the new issue market, the Fund continued to find what we believed to be many solid investments during the year under review. For example, we invested significantly in a subsidiary of Adelphia Communications several months ago. Adelphia is set to become the sixth-largest U.S. cable operator, pending the closing of acquisitions, with more than 5.5 million subscribers nationwide. Our investment helped fund Adelphia's purchase of high-quality systems from Cablevision Systems and Prestige Systems. We believe the company's growth prospects are strong, as it continues to upgrade its systems and roll out ancillary services, including digital video and high-speed data/Internet access. In our analysis, these services should generate higher revenues each month as customers take advantage of this new technology.

The Fund has also taken a large position in the bank debt of several subsidiaries of the AES Corporation, the world's largest independent global power company with 122 power plants in 16 countries. As one of the fastest-growing companies in its industry, AES has tapped the bank loan market several times to finance acquisition of coal-fired power plants in New York, a cogeneration plant in Texas, and a Venezuelan utility company.

Another recent investment is VoiceStream Holding LLC. With its strategic acquisitions of Omnipoint and Aerial Communications, VoiceStream has become one of four leading providers of advanced wireless communications in the United States. VoiceStream is currently the only company to provide nationwide service utilizing GSM technology, the most widely used wireless protocol in the world.(1) VoiceStream covers 220 million people, with 349 licenses in 23 of the largest 25 markets, including its recent joint venture to build infrastructure in the Midwest U.S. region.


DIVIDEND DISTRIBUTIONS*
8/1/99 - 7/31/00

                   DIVIDEND
MONTH              PER SHARE
------------------------------
August           6.5757 cents

September        6.1891 cents

October          6.9652 cents

November         6.5144 cents

December         6.8910 cents

January          7.1990 cents

February         6.7871 cents

March            7.1408 cents

April            6.5974 cents

May              7.7663 cents

June             7.3197 cents

July             7.9706 cents
-----------------------------
TOTAL           83.9163 CENTS


* Assumes shares were purchased and held for the entire accrual period. Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity during the month. Income distributions include all accrued income earned by the Fund during the reporting period.

1. GSM refers to the global standard for mobile communications.


As the Fund continues to grow, we will maintain our strategy of holding loans from companies that we believe possess defensive market positions and strong asset coverage in industries that we feel will do well even during periods of economic decline. With its relatively stable share price and potential for high, current income, we believe the Fund is an attractive investment for investors seeking to diversify portfolios heavily weighted in equities.

We appreciate your investment in Franklin Floating Rate Trust, and welcome your comments or suggestions.


Sincerely,


/s/ C B Johnson

Charles B. Johnson
Chairman
Franklin Floating Rate Trust



/s/ Chauncey Lufkin

Chauncey Lufkin
Portfolio Manager
Franklin Floating Rate Trust



--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of July 31, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------


ONE-YEAR PERFORMANCE
SUMMARY AS OF 7/31/00

One-year total return does not include the early withdrawal charge. Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities. Past distributions are not indicative of future trends. All total returns include reinvested distributions at net asset value.

One-Year Total Return                 +7.39%
Net Asset Value (NAV)                 $9.85 (7/31/00)         $9.98 (7/31/99)
Change in NAV                         -$0.13
Distributions (8/1/99 - 7/31/00)      Dividend Income         $0.839163


ADDITIONAL PERFORMANCE
AS OF 6/30/00

                                                                 INCEPTION
                                                   1-YEAR        (10/10/97)
---------------------------------------------------------------------------
Cumulative Total Return(1)                         +7.39%         +20.59%

Average Annual Total Return(2)                     +6.40%          +6.90%

AS OF 7/31/00
Distribution Rate(3)                 9.55%
30-Day Standardized Yield(4)         9.59%


--------------------------------------------------------------------------------
Shares repurchased within 12 months of investment are subject to 1% early withdrawal charge.
--------------------------------------------------------------------------------


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the early withdrawal charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the 1% early withdrawal charge, assuming shares were redeemed within 12 months of purchase.

3. Distribution rate is based on an annualization of July's 7.9706 cent per share monthly dividend and the net asset value of $9.85 on July 31, 2000.

4. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended July 31, 2000.


For   updated   performance   figures,   see   "Prices   and   Performance"   at
franklintempleton.com, or call Franklin Templeton at 1-800/342-5236.

              Past performance does not guarantee future results.



THE FUND'S REPURCHASE OFFERS

The Fund will make quarterly repurchase offers for a portion of its shares. With any repurchase offer, shareholders may elect to tender (have the Fund repurchase) all, a portion or none of their shares. With each repurchase offer, shareholders will be notified in writing about the offer, how to request that the Fund repurchase their shares and the deadline for submitting repurchase requests.

Each quarter the Board of Trustees will set the amount of the repurchase offer, as a percentage of outstanding shares. This amount is known as the repurchase offer amount and will generally be between 5% and 25% of the Fund's outstanding shares. If repurchase requests exceed the repurchase offer amount, the Fund will prorate requests. The Fund may, however, first accept any requests to repurchase all of a shareholder's shares if the shareholder owns less than 100 shares. The Board will also determine the date by which the Fund must receive shareholders' repurchase requests, which is known as the repurchase request deadline. The Board will base these decisions on investment management considerations, market conditions, liquidity of the Fund's assets, shareholder servicing and administrative considerations and other factors it deems appropriate. Each repurchase request deadline will occur within the period that begins 21 days before, and ends 21 days after, the end of the quarterly interval. The repurchase price of the shares will be the net asset value as of the close of the NYSE on the date the Board sets as the repurchase pricing date. The maximum number of days between the repurchase request deadline and the repurchase pricing date is 14 days.

SUMMARY OF REPURCHASE OFFERS - 8/1/99 THROUGH 7/31/00

   REPURCHASE      REPURCHASE      % OF SHARES      NUMBER OF
REQUEST DEADLINE  OFFER AMOUNT      TENDERED*   SHARES TENDERED*
----------------------------------------------------------------
    1. 10/1/99         25%            3.66%       5,067,644.320
    2. 1/20/00         25%            5.38%       9,726,447.159
    3. 4/3/00          25%            5.43%      11,955,810.639
    4. 7/3/00          25%            6.61%      16,969,158.470

*In connection with the repurchase offers, due to the limited number of shares tendered, the Fund did not have to consider whether to repurchase an additional amount of shares, not in excess of 2% of the shares outstanding, and did not need to repurchase any shares on a pro rata basis as described in the Prospectus and Repurchase Offer/Request Form.



FRANKLIN FLOATING RATE TRUST
Financial Highlights

                                                                                  YEAR ENDED JULY 31,
                                                            ----------------------------------------------------------------
                                                                  2000                    1999                   1998(a)
                                                            ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................        $         9.98          $        10.04          $        10.00
                                                            ----------------------------------------------------------------
Income from investment operations:
 Net investment income .............................                  .839                    .700                    .482
 Net realized and unrealized gains (losses) ........                 (.130)                  (.060)                   .040
                                                            ----------------------------------------------------------------
Total from investment operations ...................                  .709                    .640                    .522
                                                            ----------------------------------------------------------------
Less distributions from net investment income ......                 (.839)                  (.700)                  (.482)
                                                            ----------------------------------------------------------------
Net asset value, end of year .......................        $         9.85          $         9.98          $        10.04
                                                            ----------------------------------------------------------------

Total return(b).....................................                  7.39%                   6.62%                   5.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................        $    2,541,497          $    1,106,363          $      168,537
Ratios to average net assets:
 Expenses ..........................................                  1.35%                   1.39%                   1.32%(c)
 Expenses excluding waiver and payments by affiliate                  1.35%                   1.41%                   1.76%(c)
 Net investment income .............................                  8.51%                   6.93%                   6.06%(c)
Portfolio turnover rate ............................                 66.27%                  63.29%                  45.32%

(a) For period October 10, 1997 (effective date) to July 31, 1998.

(b) Total return does not reflect the contingent deferred sales charge and is not annualized for periods less than one year.

(c) Annualized


                       See notes to financial statements.



FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2000

                                                                                                   PRINCIPAL
                                                                                                     AMOUNT*        VALUE
-----------------------------------------------------------------------------------------------------------------------------
(a)SENIOR FLOATING RATE INTERESTS 96.0%
   ADVERTISING .3%
   Lamar Media Corp., Term Loan B, 8.88 - 8.93%, 7/02/06 ..............................           $ 8,000,000   $   8,017,000
                                                                                                                -------------
   APPAREL 1.1%
   Levi Straus & Co., 364 Day Fac., 9.58 - 10.07%, 1/31/02 ............................            21,947,021      21,407,500
   St. John Knits Inc., Term Loan B, 9.62%, 7/31/07 ...................................             6,258,683       6,023,983
                                                                                                                -------------
                                                                                                                   27,431,483
                                                                                                                -------------
   AUTO PARTS: O.E.M. 1.2%
   JL French Automotive, Term Loan B, 9.41 - 9.47%, 10/31/06 ..........................             5,489,957       5,465,940
   SPX Corp., Term Loan B, 8.93%, 12/31/06 ............................................             8,201,268       8,235,099
   Tenneco Automotive,
     Term Loan B, 9.82%, 11/04/07 .....................................................             8,250,000       8,194,824
     Term Loan C, 10.07%, 5/04/08 .....................................................             8,250,000       8,194,824
                                                                                                                -------------
                                                                                                                   30,090,687
                                                                                                                -------------
   BOOKS/MAGAZINES 2.0%
   Advanstar Communications, Term Loan C, 9.62%, 10/31/05 .............................            12,251,824      12,282,454
   American Media Operations, Term Loan B, 9.56 - 9.83%, 4/01/07 ......................             4,000,000       4,009,000
   PEI Holdings, Term Loan B, 10.81 - 10.82%, 3/15/06 .................................             7,166,666       7,095,000
   Primedia Inc., Term Loan B, 9.38%, 7/31/04 .........................................            11,442,500      11,413,894
   Reiman Publications Co., Term Loan B, 10.43%, 11/30/05 .............................             6,971,634       6,999,228
   Weekly Reader, Term Loan B, 10.78 - 10.97%, 11/08/06 ...............................             9,925,000       9,776,125
                                                                                                                -------------
                                                                                                                   51,575,701
                                                                                                                -------------
   BROADCASTING 2.1%
   Comcorp Broadcasting, Term Loan B, 10.25%, 6/30/07 .................................             4,583,901       4,331,787
   Comcorp Holdings, Term Loan, 13.06%, 8/28/01 .......................................             5,000,000       4,725,000
   Corus Entertainment Inc., Term Loan B, 9.94%, 9/01/07 ..............................            10,000,000      10,075,000
   Cumulus Media Corp.,
     Term Loan B, 9.66%, 9/30/07 ......................................................             3,000,000       2,977,500
     Term Loan C, 9.84%, 2/28/08 ......................................................             2,000,000       1,985,000
   Nassau Broadcasting Partners, Term Loan B, 10.39%, 6/30/07 .........................             7,600,000       7,609,500
   Quorum Broadcasting, Term Loan B, 10.22%, 9/30/07 ..................................             9,950,000       9,968,656
   Sinclair Broadcast Group Inc.,
     (c)Revolver, 7.60 - 9.50%, 9/15/05 ...............................................             3,104,827       3,016,863
     Term Loan, 7.18%, 9/15/05  .......................................................             3,820,961       3,726,122
   White Knight Broadcasting, Term Loan B, 10.25%, 6/30/07 ............................             4,674,767       4,417,655
                                                                                                                -------------
                                                                                                                   52,833,083
                                                                                                                -------------
   BUILDING MATERIALS .5%
   Formica Corporation, Term Loan B, 10.33 - 10.56%, 4/30/06 ..........................             6,982,500       6,995,593
   Magnatrax, Term Loan B, 10.12%, 11/15/05 ...........................................             4,484,389       4,468,978
                                                                                                                -------------
                                                                                                                   11,464,571
                                                                                                                -------------



FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2000 (CONT.)

                                                                                      PRINCIPAL
                                                                                       AMOUNT*               VALUE
                                                                                       -------               -----
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
BUILDING PRODUCTS .2%
Tapco International,
  Term Loan B, 9.78%, 7/23/07                                                      $    3,093,750        $    3,093,750
  Term Loan C, 10.03%, 7/23/08                                                          1,856,250             1,856,250
Therma-Tru Corp., Term Loan B, 10.12%, 5/09/07                                            995,000               997,488
                                                                                                         --------------
                                                                                                              5,947,488
                                                                                                         --------------
CABLE TELEVISION 8.2%
CC Michigan/Avalon Cable, Term Loan B, 9.04%, 11/15/08                                  8,000,000             7,975,000
Century Cable (Adelphia), Term Loan, 9.73%, 6/30/09                                    41,000,000            41,156,579
Charter Communications CCVI,
  Term Loan A, 8.98%, 5/12/08                                                           1,125,000             1,118,144
  Term Loan B, 9.73%, 11/12/08                                                         20,000,000            19,990,000
Charter Communications CCVIII, Term Loan B, 9.49%, 2/02/08                                999,998             1,000,417
Charter Communications Operating LLC, Term Loan B, 9.24%, 3/18/08                      69,000,000            68,965,500
Mediacom Illinois, Term Loan B, 9.13%, 12/31/08                                         5,000,000             5,012,500
Mediacom Southeast, Term Loan B, 9.12 - 9.13%, 8/01/08                                  7,500,000             7,515,937
Pegasus Media & Communications, Term Loan B, 10.18%, 4/30/05                           19,500,000            19,455,306
UCA-HHC (Adelphia), Term Loan B, 9.00%, 3/31/08                                        35,000,000            34,982,500
                                                                                                         --------------
                                                                                                            207,171,883
                                                                                                         --------------
CASINOS/GAMBLING .6%
Hollywood Casino Corp., 12.89%, 5/01/06                                                 5,000,000             5,187,500
Horseshoe Gaming Holding, Term Loan B, 9.43%, 3/17/06                                   5,952,000             5,968,743
Isle of Capri,
  Term Loan B, 9.97%, 3/02/06                                                           2,394,000             2,407,253
  Term Loan C, 10.22 - 10.44%, 3/02/07                                                  2,094,750             2,106,346
                                                                                                         --------------
                                                                                                             15,669,842
                                                                                                         --------------
CELLULAR TELEPHONE 8.1%
Alec Holdings Inc.,
  Term Loan B, 9.43%, 11/04/07                                                          2,631,578             2,632,950
  Term Loan C, 10.01%, 5/14/08                                                          2,368,421             2,370,148
American Cellular Inc.,
  Term Loan B, 9.01%, 3/01/08                                                           4,250,000             4,250,332
  Term Loan C, 9.95%, 3/01/09                                                          10,000,000            10,000,780
Centennial Cellular Operating Co. LLC,
  Term Loan B, 9.66%, 5/31/07                                                           7,893,230             7,912,963
  Term Loan C, 9.94%, 11/30/07                                                          4,525,489             4,538,763
Cook Inlet/Voicestream Operating, Term Loan, 12.50%, 12/31/08                          20,000,000            19,950,000
Dobson Operating Co., Term Loan B, 9.71%, 12/31/07                                      4,477,500             4,480,764
Microcell Connexions Inc.,
  Term Loan B, 9.78%, 3/01/06                                                           5,601,575             5,589,325
  Term Loan C, 9.43%, 3/01/06                                                           5,000,000             4,996,875
Nextel Communications Inc.,
  Term Loan B, 10.12%, 1/29/08                                                          7,500,000             7,544,063
  Term Loan C, 10.37%, 7/29/08                                                         12,500,000            12,573,438
  Term Loan D, 9.81%, 3/31/09                                                          39,000,000            38,839,359


FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2000 (CONT.)

                                                                                      PRINCIPAL
                                                                                       AMOUNT*               VALUE
                                                                                       -------               -----
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
CELLULAR TELEPHONE (CONT.)
 Nextel Partners Inc., Term Loan C, 10.34%, 7/29/08                                $   20,000,000        $   20,108,340
 Rural Cellular Corp.,
   Term Loan B, 9.43%, 10/03/08                                                         7,500,000             7,491,563
   Term Loan C, 9.88%, 4/03/09                                                          7,500,000             7,491,563
 Sygnet Wireless Inc., Term Loan C, 10.41%, 12/23/07                                    1,696,000             1,698,120
 Telecorp PCS Inc., Term Loan B, 9.78%, 1/17/08                                         5,000,000             4,994,790
 Tritel Holding Corp., Term Loan B, 11.15%, 12/31/07                                    5,000,000             5,020,000
 Voicestream Holding LLC, Term Loan B, 9.76%, 2/25/09                                  34,000,000            33,877,804
                                                                                                         --------------
                                                                                                            206,361,940
                                                                                                         --------------
 COAL MINING .3%
 AEI Resources, Term Loan B, 10.44%, 9/30/05                                            9,600,000             8,640,000
                                                                                                         --------------
 COMPUTER/VIDEO CHAINS .8%
 Blockbuster Inc.,
  (c)Revolver, 7.47 - 8.81%, 7/01/04                                                   18,221,538            16,353,831
  Term Loan, 8.19%, 7/01/04                                                             4,615,383             4,269,231
                                                                                                         --------------
                                                                                                             20,623,062
                                                                                                         --------------
 CONSUMER SPECIALTIES .4%
 Boyds Collection Ltd., Term Loan B, 8.74 - 8.81%, 4/30/06                                705,555               700,851
 Holmes Products Corp., Term Loan B, 10.19%, 2/05/07                                    1,972,562             1,945,440
 Jostens Inc., Term Loan B, 12.00%, 5/31/08                                             7,500,000             7,524,218
                                                                                                         --------------
                                                                                                             10,170,509
                                                                                                         --------------
 CONSUMER SUNDRIES .4%
 Scotts Co.,
   Term Loan B, 9.56 - 10.00%, 6/30/06                                                  2,508,186             2,522,297
   Term Loan C, 10.12 - 10.18%, 6/30/07                                                 2,414,593             2,428,039
 United Industries Corp., Term Loan B, 10.47%, 1/20/06                                  4,912,500             4,666,875
                                                                                                         --------------
                                                                                                              9,617,211
                                                                                                         --------------
 CONTAINERS/PACKAGING .7%
 Graham Packaging Co.,
   Term Loan B, 9.75%, 1/31/06                                                          2,713,554             2,709,072
   Term Loan C, 10.00%, 1/31/07                                                         2,242,623             2,239,020
   Term Loan D, 9.62 - 10.12%, 1/31/07                                                  6,648,749             6,639,057
 Tekni-Plex Inc., Term Loan B, 10.31%, 6/21/06                                          5,000,000             5,028,125
                                                                                                         --------------
                                                                                                             16,615,274
                                                                                                         --------------
 DIVERSIFIED COMMERCIAL SERVICES 2.2%
 Burhmann US Inc., Term Loan B, 10.09%, 10/26/07                                       32,482,473            32,563,680
 Outsourcing Solutions Inc., Term Loan B, 10.73%, 6/01/06                               4,962,500             4,950,868
 Stream International, Term Loan, 10.49%, 10/29/06                                      2,500,000             2,479,688


FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2000 (CONT.)

                                                                                      PRINCIPAL
                                                                                       AMOUNT*               VALUE
                                                                                       -------               -----
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
DIVERSIFIED COMMERCIAL SERVICES (CONT.)
 U.S. Office Products Co.,
   Multi-Draw Term Loan, 9.67%, 6/09/05                                            $    2,117,358        $    1,455,684
 (c)Revolver, 9.66 - 11.50%, 6/09/05                                                   10,652,547             7,421,280
   Term Loan A, 9.63%, 6/09/06                                                          1,039,169               720,924
   Term Loan B, 10.13%, 6/09/06                                                        10,310,608             7,221,726
                                                                                                         --------------
                                                                                                             56,813,850
                                                                                                         --------------
 DIVERSIFIED MANUFACTURING 1.7%
 Fisher Scientific International, Term Loan C, 9.25%, 10/21/05                          1,741,353             1,745,163
 Foamex,
   Term Loan B, 10.75%, 6/30/05                                                         1,544,339             1,516,832
   Term Loan C, 11.00%, 6/30/06                                                         1,403,949             1,378,942
   Term Loan D, 11.125%, 12/31/06                                                       7,210,494             7,082,061
 General Cable Corp., Term Loan B, 9.87%, 5/27/07                                      10,420,312            10,381,236
 Mediapak Holdings,
   Term Loan B, 10.03%, 1/14/06                                                         6,193,585             6,185,843
   Term Loan C, 10.28%, 1/14/07                                                         6,193,585             6,185,843
 Superior Telecom Inc., Term Loan B, 10.43%, 11/27/05                                   9,540,603             9,511,639
                                                                                                         --------------
                                                                                                             43,987,559
                                                                                                         --------------
 DRUG STORE CHAINS .2%
 Shoppers Drug Mart, Term Loan C, 9.81%, 2/04/08                                        5,192,662             5,203,048
                                                                                                         --------------
 ELECTRIC UTILITIES: CENTRAL 1.0%
 Western Resources, Term Loan, 9.39%, 3/17/03                                          25,000,000            25,046,875
                                                                                                         --------------
 ELECTRIC UTILITIES: EAST .4%
 AES New York Funding LLC, Term Loan, 9.50%, 5/04/02                                   10,000,000             9,943,750
                                                                                                         --------------
 ELECTRICAL UTILITIES: SOUTH 1.5%
 AES Texas Funding II, Term Loan, 9.56%, 3/24/01                                       39,000,000            38,902,500
                                                                                                         --------------
 ELECTRONIC COMPONENTS .6%
 Amkor Technology Inc., Term Loan B, 9.62%, 9/30/05                                     9,975,000            10,041,793
 Coorstek Inc., Term Loan B, 9.37%, 12/06/06                                            4,975,000             4,962,563
                                                                                                         --------------
                                                                                                             15,004,356
                                                                                                         --------------
 ENGINEERING & CONSTRUCTION 1.9%
 Morrison Knudsen Corp., Term Loan B, 9.88%, 7/07/07                                   34,000,000            33,978,750
 URS Corp.,
   Term Loan B, 10.06%, 6/09/06                                                         7,425,000             7,443,563
   Term Loan C, 10.31%, 6/09/07                                                         7,425,000             7,443,563
                                                                                                         --------------
                                                                                                             48,865,876
                                                                                                         --------------
 ENVIRONMENTAL SERVICES 3.7%
 Allied Waste Industries Inc.,
   Term Loan B, 9.56 - 9.75%, 7/30/06                                                  34,772,726            33,508,391
   Term Loan C, 9.37 - 9.81%, 7/30/07                                                  41,727,261            40,210,059
 Environmental Systems Products Holdings Inc.,
   Term Loan B, 10.78%, 9/30/05                                                        28,058,428            20,026,703
                                                                                                         --------------
                                                                                                             93,745,153
                                                                                                         --------------


FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2000 (CONT.)

                                                                                      PRINCIPAL
                                                                                       AMOUNT*               VALUE
                                                                                       -------               -----
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
FARMING/SEEDS/MILLING .2%
 Hines Nurseries Inc., Term Loan B, 10.00%, 2/28/05                                $    5,000,000        $    5,000,000
                                                                                                         --------------
 FINANCE COMPANIES .2%
 First Dominion Funding II, sub. floating rate deb.,
   Series 1A-D2, 144A, 11.96%, 4/25/14                                                  3,000,000             2,985,000
 Highland Legacy Ltd., Term Loan D, 12.13%, 6/01/11                                     2,000,000             1,990,000
                                                                                                         --------------
                                                                                                              4,975,000
                                                                                                         --------------
 FOOD CHAINS .3%
 Pathmark Stores Inc., Term Loan B, 9.15 - 9.68%, 12/15/01                              7,845,046             7,720,367
                                                                                                         --------------
 FOREST PRODUCTS .1%
 Grant Forest Products Inc., Term Loan, 10.38%, 9/30/06                                 1,739,130             1,740,217
                                                                                                         --------------
 HOMEBUILDING .6%
 Lennar Corp., Term Loan C, 9.18%, 5/02/07                                             14,000,000            14,029,162
                                                                                                         --------------
 HOME FURNISHINGS .1%
 Sealy Mattress Co.,
   Term Loan B, 8.81%, 12/15/04                                                           747,226               748,083
   Term Loan C, 9.06%, 12/15/05                                                           538,438               539,336
   Term Loan D, 9.31%, 12/15/06                                                           688,154               688,943
                                                                                                         --------------
                                                                                                              1,976,362
                                                                                                         --------------
 HOSPITAL/NURSING MANAGEMENT 2.4%
 Genesis Health Ventures Inc.,
   Revolver, 11.00%, 9/30/03                                                            2,986,997             1,804,146
   Term Loan B, 11.00%, 9/30/04                                                         2,718,166             1,651,286
   Term Loan C, 11.00%, 9/30/05                                                         2,006,977             1,219,239
 HCA-HealthONE, Term Loan B, 10.12%, 6/30/05                                            6,927,586             6,907,378
 Iasis Healthcare Corp., Term Loan B, 11.00%, 9/30/06                                  43,553,358            43,362,812
 Multicare Companies Inc.,
   Term Loan B, 11.00%, 9/30/04                                                         2,473,838             1,392,771
   Term Loan C, 11.00%, 9/30/05                                                           602,882               339,423
 Vanguard Health Systems Inc., Term Loan B, 11.00%, 2/01/06                             3,989,978             3,989,979
                                                                                                         --------------
                                                                                                             60,667,034
                                                                                                         --------------
 HOTELS/RESORTS 4.9%
 Extended Stay America Inc.,
   Term Loan C, 10.12%, 12/31/04                                                       12,000,000            12,030,000
   Term Loan D, 10.13%, 12/31/07                                                       15,000,000            15,023,445
 Pebble Beach Co., Term Loan B, 9.65%, 7/30/06                                          5,607,272             5,630,930
 Wyndham International Inc.,
   Increasing Rate Loan, 11.93%, 6/05/03                                               42,000,000            41,695,500
 (c)Revolver, 9.68%, 6/30/05                                                            5,180,000             4,901,575
   Term Loan, 10.43%, 6/30/06                                                          47,500,000            46,324,375
                                                                                                         --------------
                                                                                                            125,605,825
                                                                                                         --------------
 INDUSTRIAL MACHINERY/COMPONENTS 1.3%
 Blount International, Term Loan B, 10.17 - 10.83%, 6/30/06                            14,887,500            14,971,242
 Gleason Corporation, Term Loan B, 10.25 - 10.37%, 2/18/08                              5,000,000             4,974,999
 Terex Corp., Term Loan C, 9.71 - 9.82%, 3/31/06                                        8,850,172             8,859,652


FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2000 (CONT.)

                                                                                      PRINCIPAL
                                                                                       AMOUNT*               VALUE
                                                                                       -------               -----
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
INDUSTRIAL MACHINERY/COMPONENTS (CONT.)
 Thermadyne Holdings Corp.,
   Term Loan B, 9.52 - 9.78%, 5/23/05                                              $    2,391,051        $    2,259,544
   Term Loan C, 9.77 - 10.03%, 5/22/06                                                  2,391,051             2,259,544
                                                                                                         --------------
                                                                                                             33,324,981
                                                                                                         --------------
 INSURANCE BROKERS/SERVICES .2%
 Willis Corroon Corp.,
   Term Loan C, 9.30%, 2/19/08                                                          2,425,000             2,420,958
   Term Loan D, 9.55%, 8/19/08                                                          2,425,000             2,420,958
                                                                                                         --------------
                                                                                                              4,841,916
                                                                                                         --------------
 MAJOR CHEMICALS 1.0%
 Georgia Gulf Corp., Tern Loan B, 9.37%, 11/12/06                                       1,982,503             1,995,927
 Huntsman ICI Chemicals LLC,
   Term Loan B, 9.87 - 9.93%, 6/30/07                                                   2,475,000             2,493,703
   Term Loan C, 9.93 - 10.00%, 6/30/08                                                  2,475,000             2,493,703
 Lyondell Chemical Co.,
   Term Loan B, 10.37%, 6/30/05                                                         2,805,241             2,836,472
   Term Loan E, 10.49%, 5/16/06                                                        14,812,281            15,292,052
                                                                                                         --------------
                                                                                                             25,111,857
                                                                                                         --------------
 MARINE TRANSPORTATION .3%
 American Commercial Lines,
   Term Loan B, 9.25 - 9.50%, 6/30/06                                                   4,035,716             3,922,214
   Term Loan C, 9.50 - 9.75%, 6/30/07                                                   5,083,223             4,940,262
                                                                                                         --------------
                                                                                                              8,862,476
                                                                                                         --------------
 MEDIA CONGLOMERATES .8%
 Bridge Information Systems Inc.,
   2nd Funding, 10.06%, 5/29/05                                                         1,314,705             1,084,632
 (c)Revolver, 10.35 - 12.00%, 5/29/05                                                   1,405,995             1,236,341
   Term Loan A, 10.56%, 5/29/03                                                         1,267,199             1,045,439
   Term Loan B, 10.81%, 5/29/05                                                        21,257,770            17,537,662
                                                                                                         --------------
                                                                                                             20,904,074
                                                                                                         --------------
 MEDICAL/NURSING SERVICES .7%
 Apria Healthcare Group Inc., Term Loan, 10.12%, 8/09/01                                4,943,412             4,898,615
 Maxxim Medical,
   Term Loan B, 10.00%, 5/12/06                                                         2,500,000             2,468,750
   Term Loan C, 10.31%, 5/12/07                                                         2,500,000             2,468,750
 Total Renal Care Holdings Inc., Term Loan B, 10.43%, 3/31/06                           7,802,489             7,568,415
                                                                                                         --------------
                                                                                                             17,404,530
                                                                                                         --------------
 MEDICAL SPECIALTIES .6%
 Alliance Imaging,
   Term Loan B, 9.94%, 11/02/07                                                         4,029,850             3,999,627
   Term Loan C, 10.19%, 11/02/08                                                        4,970,149             4,932,873
 Hanger Orthopedic Group Inc., Term Loan B, 10.77%, 12/31/06                            7,960,000             7,517,225
                                                                                                         --------------
                                                                                                             16,449,725
                                                                                                         --------------


FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2000 (CONT.)

                                                                                          PRINCIPAL
                                                                                           AMOUNT*               VALUE
                                                                                           -------               -----
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
    METAL FABRICATIONS 1.2%
     Fairchild Corp., Term Loan B, 9.62 - 9.77%, 4/30/06 ..........................    $    8,742,237        $    8,246,842
     Mueller Group,
       Term Loan B, 9.44 - 10.47%, 8/16/05 ........................................           977,593               980,038
       Term Loan C, 10.22 - 10.83%, 8/16/06 .......................................           977,592               980,038
       Term Loan D, 10.83%, 8/16/07 ...............................................        19,451,250            19,560,663
                                                                                                             --------------
                                                                                                                 29,767,581
                                                                                                             --------------
     MID-SIZED BANKS .2%
     Sovereign Bancorp Inc., Term Loan, 10.12%, 11/14/03 ..........................         6,000,000             6,022,500
                                                                                                             --------------
     MILITARY/GOVERNMENT/TECHNICAL .3%
     Titan Corp., Term Loan B, 9.28%, 2/23/07 .....................................         6,982,500             7,004,320
                                                                                                             --------------
     MOVIES/ENTERTAINMENT 5.5%
     AMF Bowling Inc.,
       AXEL A, 10.77 - 11.03%, 3/31/03 ............................................         9,635,396             8,400,004
       AXEL B, 11.27 - 11.53%, 3/31/04 ............................................         6,229,273             5,430,593
   (c)Revolver, 10.03 - 12.25%, 3/31/02 ..........................................          1,791,234             1,637,193
       Term Loan A, 10.27 - 10.53%, 3/31/02 .......................................         5,170,353             4,743,800
     Dreamworks Film Trust II, Term Loan B, 9.43%, 1/15/09 ........................         2,700,000             2,717,720
     Fitness Holdings Worldwide,
       Term Loan B, 10.87%, 11/02/06 ..............................................         4,980,000             4,933,313
       Term Loan C, 11.12%, 11/02/07 ..............................................         4,980,000             4,934,871
     Phoenix Suns, Term Loan, 8.63%, 3/31/05 ......................................        10,000,000             9,981,250
     Premier Parks Inc., Term Loan B, 9.89 - 10.11%, 9/30/05 ......................        15,000,000            15,098,445
     Regal Cinemas Inc.,
   (c)Revolver, 8.34 - 10.50%, 5/26/05  ...........................................        15,697,624            11,289,219
       Term Loan A, 9.07%, 5/26/05 ................................................         8,717,531             6,437,897
       Term Loan B, 9.32%, 5/26/06 ................................................         2,160,247             1,617,099
       Term Loan C, 9.57%, 5/24/07 ................................................         3,004,747             2,249,266
     SFX Entertainment Inc., Term Loan B, 10.13%, 6/30/06 .........................        40,000,000            40,040,000
     United Artist Theaters,
       Term Loan B, 11.00 - 12.25%, 4/21/06 .......................................         6,548,506             4,772,225
       Term Loan C, 11.00 - 12.25%, 4/21/07 .......................................         5,549,985             4,044,553
     Washington Football Group, Term Loan A, 8.21%, 10/22/04 ......................           400,000               399,500
     WFI Corp., Term Loan B, 9.58%, 10/22/04 ......................................         9,600,000             9,636,000
                                                                                                             --------------
                                                                                                                138,362,948
                                                                                                             --------------
     NEWSPAPERS .7%
     Hollinger Inc., Term Loan, 9.81%, 12/31/04 ...................................        12,500,000            12,570,313
     Trader.com,
       Term Loan B, 9.62%, 12/31/06 ...............................................         4,480,280             4,446,679
       Term Loan C, 10.12%, 12/31/07 ..............................................         3,019,718             2,997,071
                                                                                                             --------------
                                                                                                                 20,014,063
                                                                                                             --------------
     NON-U.S. UTILITIES 1.3%
     AES EDC Funding, Term Loan, 9.63 - 9.79%, 9/13/01 ............................        34,000,000            33,915,000
                                                                                                             --------------


FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2000 (CONT.)

                                                                                          PRINCIPAL
                                                                                           AMOUNT*               VALUE
                                                                                           -------               -----
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
    OTHER METALS/MINERALS .2%
     Better Minerals & Aggregates, Term Loan B, 10.25 - 11.50%, 9/30/07 ...........    $    4,960,525        $    4,957,426
                                                                                                             --------------
     OTHER TELECOMMUNICATIONS 4.5%
     Cincinnati Bell Inc., Term Loan B, 8.92 - 9.06%, 1/14/07 .....................         5,000,000             5,010,115
     Clearnet Communications,
       Loan Certificate I, 10.12%, 7/7/07 .........................................         4,000,000             4,000,000
       Loan Certificate II, 8.02%, 7/01/07 ........................................        25,000,000            23,125,000
     ICG Communications Inc., Term Loan B, 10.37%, 3/31/06 ........................         4,950,000             4,950,000
     ITC Deltacom Inc., Term Loan B, 9.64%, 9/05/07 ...............................         4,987,500             4,962,563
(c)Level 3 Communications Inc., Term Loan A, 9.73%, 9/30/07  ......................         7,272,727             7,053,411
     Mcleod USA Inc., Term Loan B, 9.62%, 5/31/08 .................................        20,000,000            20,044,640
     Nextlink Communications Inc., Term Loan B, 9.94%, 10/31/05 ...................         4,500,000             4,515,314
     Northpoint Communications Group Inc., Term Loan, 11.13%, 3/31/04 .............        15,750,000            15,671,250
     RCN Corp., Term Loan B, 10.25%, 6/03/07 ......................................        18,000,000            17,827,038
     Satelites Mexicanos, Term Loan C, 9.26%, 6/30/04 .............................         3,530,000             3,282,900
     WCI Capital Corp., Term Loan B, 11.43%, 3/31/07 ..............................         5,000,000             4,876,564
                                                                                                             --------------
                                                                                                                115,318,795
                                                                                                             --------------
     PACKAGE GOODS/CONTAINERS .3%
     Huntsman Packaging Corp., Term Loan B, 9.68%, 5/31/08 ........................         8,000,000             8,025,000
                                                                                                             --------------
     PACKAGED FOODS 3.0%
     Agrilink Foods Inc.,
       Term Loan B, 10.37% - 10.40%, 9/30/04 ......................................         6,705,518             6,266,307
       Term Loan C, 10.62% - 10.65%, 9/30/05 ......................................         6,873,845             6,423,609
     Aurora Foods Inc.,
       Revolver, 9.87 - 9.96%, 6/30/05 ............................................           778,094               709,367
       Term Loan A, 9.96%, 6/30/05 ................................................           666,742               608,403
       Term Loan B, 10.41 - 10.46%, 9/30/06 .......................................         8,432,531             7,807,116
     B&G Foods, Term Loan B, 9.77%, 3/31/06 .......................................         2,250,000             2,070,000
     Burns Philp, Revolver, 7.87 - 7.93%, 8/17/01 .................................        42,118,895            41,487,113
     Merisant Corp., Term Loan B, 10.04%, 3/30/07 .................................         2,992,500             3,006,215
     New World Pasta, Term Loan B, 10.81%, 1/28/06 ................................         2,646,500             2,575,926
     Nutrasweet,
       Second Lien Term Loan, 12.19%, 5/24/09 .....................................         3,000,000             2,992,500
       Term Loan B, 10.31% - 10.56%, 5/24/07 ......................................         2,500,000             2,508,596
                                                                                                             --------------
                                                                                                                 76,455,152
                                                                                                             --------------
     PAPER 2.7%
     Jefferson Smurfit Corp., Term Loan B, 9.87%, 3/31/06 .........................           955,122               956,805
     Repap New Brunswick, Term Loan, 10.60%, 6/01/04 ..............................        20,500,000            20,038,750
     Stone Container Corp.,
       Term Loan E, 10.19% - 10.38%, 10/01/03 .....................................         5,753,914             5,772,171
       Term Loan F, 9.94%, 12/31/05 ...............................................        16,632,000            16,678,786
       Term Loan G, 10.18%, 12/31/06 ..............................................        11,649,244            11,635,894
       Term Loan H, 10.18%, 12/31/06 ..............................................        12,837,880            12,823,168
                                                                                                             --------------
                                                                                                                 67,905,574
                                                                                                             --------------


FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2000 (CONT.)

                                                                                      PRINCIPAL
                                                                                       AMOUNT*               VALUE
                                                                                       -------               -----
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
PRINTING/FORMS 2.6%
 American Reprographics, Term Loan B, 10.31 - 11.75%, 4/10/08                      $   16,458,750        $   16,335,310
 Big Flower Press Holdings Inc.,
   Term Loan, 13.50%, 12/09/09                                                         25,000,000            24,843,750
   Term Loan B, 10.37 - 10.43%, 12/09/08                                                9,983,333             9,983,333
 Dimac Corp.,
   Term Loan B, 9.91 - 12.50%, 6/30/06                                                  4,857,142             4,128,572
   Term Loan C, 9.91 - 12.50%, 12/31/06                                                 3,642,856             3,096,428
 Mail-Well, Term Loan B, 9.28 - 9.29%, 2/22/07                                          6,500,000             6,497,972
                                                                                                         --------------
                                                                                                             64,885,365
                                                                                                         --------------
 RAILROADS 1.0%
 Kansas City Southern Railway Co.,
   Term Loan B, 9.63%, 1/11/07                                                          1,750,000             1,759,063
   Term Loan Interim, 9.88%, 1/14/01                                                    3,500,000             3,507,658
 Railamerica Holding, Bridge Loan, 15.00%, 3/02/01                                      7,333,333             7,296,667
 Railamerica Op. Co., Bridge Loan, 13.00%, 3/02/01                                     12,666,666            12,603,333
                                                                                                         --------------
                                                                                                             25,166,721
                                                                                                         --------------
 REAL ESTATE INVESTMENT TRUSTS 3.4%
 Felcor Lodging Trust Inc., Term Loan, 9.38%, 3/31/04                                   9,973,333             9,931,774
 Meditrust Corp.,
  (c)Revolver, 9.56 - 9.68%, 7/17/01                                                   7,301,861             6,711,633
   Term Loan D, 9.69%, 7/17/01                                                         15,000,000            14,050,005
 Prison Realty Trust Corp.,
   Term Loan B, 11.25%, 12/31/02                                                       11,843,675            10,955,400
   Term Loan C, 12.13%, 12/31/02                                                        9,295,613             8,598,443
 Ventas Realty LP,
   Tranche A, 9.42%, 12/31/02                                                          23,042,043            21,198,680
   Tranche B, 10.42%, 12/31/05                                                         11,318,753            10,186,878
   Tranche C, 10.92%, 12/31/07                                                          3,912,807             3,521,527
                                                                                                         --------------
                                                                                                             85,154,340
                                                                                                         --------------
 RENTAL/LEASING COMPANIES 2.9%
 Ashtead Group, Term Loan B, 9.61%, 6/30/07                                            24,000,000            23,955,000
 NationsRent Inc., Term Loan B, 9.59%, 7/20/06                                          9,900,000             9,813,375
 Rent-A-Center Inc.,
  (c)LC Multi-Draw, 8.13%, 7/31/04                                                     1,240,634             1,222,024
   Term Loan B, 8.62 - 8.65%, 1/31/06                                                   2,136,172             2,125,493
   Term Loan C, 8.87 - 8.90%, 1/31/07                                                   2,863,824             2,849,508
   Term Loan D, 9.38 - 9.43%, 12/31/07                                                  3,000,000             2,992,500
 Rent-Way Inc, Term Loan B, 10.11%, 9/30/06                                             9,962,500             9,950,047
 United Rentals Inc., Term Loan C, 9.16%, 6/30/06                                      20,000,000            19,762,500
                                                                                                         --------------
                                                                                                             72,670,447
                                                                                                         --------------
 SEMICONDUCTORS 1.2%
 Semiconductor Components,
   Term Loan A, 9.87%, 8/04/05                                                            131,276               131,004
   Term Loan B, 10.31%, 8/04/06                                                         9,629,629             9,705,463


FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2000 (CONT.)

                                                                                      PRINCIPAL
                                                                                       AMOUNT*               VALUE
                                                                                       -------               -----
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
SEMICONDUCTORS (CONT.)
 Semiconductor Components, (cont.)
   Term Loan C, 10.56%, 8/04/07                                                    $   10,370,370        $   10,452,037
   Term Loan D, 9.50%, 8/04/07                                                          9,500,000             9,509,500
                                                                                                         --------------
                                                                                                             29,798,004
                                                                                                         --------------
 SERVICES TO THE HEALTH INDUSTRY .8%
 Dade Behring,
   Term Loan B, 9.68%, 6/29/06                                                          1,218,796             1,126,081
   Term Loan C, 9.94%, 6/29/07                                                          1,218,796             1,126,081
 Quest Diagnostics Inc.,
   Term Loan B, 9.76 - 9.99%, 6/15/06                                                   2,586,773             2,595,395
   Term Loan C, 9.62 - 10.48%, 6/15/06                                                  2,387,808             2,395,766
 Unilab Corp., Term Loan B, 10.75%, 11/23/06                                           13,366,826            13,258,221
                                                                                                         --------------
                                                                                                             20,501,544
                                                                                                         --------------
 SOFT DRINKS .4%
 Triarc,
  (c)Revolver, 9.65%, 3/01/05                                                          1,250,000             1,231,250
   Term Loan B, 9.18 - 10.25%, 3/01/06                                                  2,870,635             2,882,188
   Term Loan C, 10.43 - 10.50%, 3/01/07                                                 7,004,357             7,032,540
                                                                                                         --------------
                                                                                                             11,145,978
                                                                                                         --------------
 SPECIALTY CHEMICALS 1.1%
 Arteva B.V. (Kosa), Term Loan B, 10.03%, 12/31/06                                      3,864,644             3,885,982
 OM Group Inc., Term Loan B, 9.78%, 3/31/07                                             9,975,000             9,999,938
 Sybron Chemicals, Term Loan B, 9.78%, 3/29/07                                         14,463,750            14,439,639
                                                                                                         --------------
                                                                                                             28,325,559
                                                                                                         --------------
 STEEL/IRON ORE .5%
 Ispat Sidbec Inc.,
   Term Loan B, 8.87 - 9.28%, 7/16/04                                                   6,149,500             6,053,415
   Term Loan C, 9.37 - 9.78%, 1/16/05                                                   6,149,500             6,053,415
 Wheeling-Pittsburgh, Term Loan, 10.06%, 11/15/06                                       2,000,000             1,530,000
                                                                                                         --------------
                                                                                                             13,636,830
                                                                                                         --------------
 TELECOMMUNICATIONS EQUIPMENT 6.0%
 American Tower Corp., Term Loan B, 9.88%, 12/31/07                                     7,500,000             7,533,240
 Arch Paging,
   Term Loan B, 8.68%, 6/30/05                                                          5,000,000             4,550,000
   Term Loan C, 13.62%, 6/30/06                                                        23,284,061            21,467,906
 Crown Castle Operating Co., Term Loan B, 9.37%, 3/15/08                                9,000,000             9,027,324
 Dynatech Corp., Term Loan B, 10.03%, 9/30/07                                          23,905,882            23,873,012
 E.Spire Communications, Term Loan C, 10.68 - 11.37%, 8/01/06                          22,713,414            21,009,909
 Nextel Operations Inc., Leveraged Lease Loan, 10.25%, 3/15/05                          5,000,000             4,987,500
 Pacific Crossing Ltd., Term Loan B, 9.13 - 10.44%, 7/26/06                            24,909,418            24,504,641
 Pagenet, Revolver, 7.94 - 10.50%, 12/31/04                                            43,802,694            35,980,806
                                                                                                         --------------
                                                                                                            152,934,338
                                                                                                         --------------


FRANKLIN FLOATING RATE TRUST
STATEMENT OF INVESTMENTS, JULY 31, 2000 (CONT.)

                                                                                      PRINCIPAL
                                                                                       AMOUNT*               VALUE
                                                                                       -------               -----
(a)SENIOR FLOATING RATE INTERESTS (CONT.)
TEXTILES .4%
 Synthetic Industries Inc., Bridge Loan, 14.00%, 12/17/08                          $   10,000,000        $    9,650,000
                                                                                                         --------------
 TOOLS/HARDWARE .1%
 Shop Vac Corp. Term Loan, 9.29%, 6/30/07                                               3,000,000             2,998,123
                                                                                                         --------------
 TRANSPORTATION 1.8%
 Avis Rent A Car Inc.,
   Term Loan B, 9.87%, 6/30/06                                                          6,988,667             6,994,490
   Term Loan C, 10.12%, 6/30/07                                                           992,670               993,573
 Eurotunnel Finance Ltd., (United Kingdom)
   Tier 1 Jr Debt, 7.03%, 7/01/25                                                      18,902,672GBP         23,037,021
   Tier 2 Jr Debt, 7.03%, 7/01/25                                                      14,000,000GBP         14,834,284
                                                                                                         --------------
                                                                                                             45,859,368
                                                                                                         --------------
 WHOLESALE DISTRIBUTORS .1%
 Spartan Stores, Term Loan B, 10.06%, 3/18/07                                           1,985,012             1,970,125
                                                                                                         --------------
 TOTAL SENIOR FLOATING RATE INTERESTS (COST $2,464,489,932)                                               2,440,801,328
                                                                                                         --------------

                                                                                       SHARES
                                                                                      --------
 COMMON STOCK
 COMPUTER SOFTWARE
 Rivus Internet Group Inc. (COST $18,240)                                                  72,960                18,240
                                                                                                         --------------
 TOTAL LONG TERM INVESTMENTS (COST $2,464,508,172)                                                        2,440,819,568
                                                                                                         --------------
 SHORT TERM INVESTMENTS 2.3%
(b)Franklin Institutional Fiduciary Trust Money Market
    Portfolio (COST $56,931,363)                                                       56,931,363            56,931,363
                                                                                                         --------------
 TOTAL INVESTMENTS (COST $2,521,439,535) 98.3%                                                            2,497,750,931
 OTHER ASSETS, LESS LIABILITIES 1.7%                                                                         43,745,798
                                                                                                         --------------
 NET ASSETS 100.0%                                                                                       $2,541,496,729
                                                                                                         --------------


CURRENCY ABBREVIATIONS
GBP - British Pound



(*) The principal amount is stated in U.S. dollars unless otherwise indicated.

(a) Senior secured corporate loans in the Fund's portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (LIBOR), on the set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. Bank.

(b) See Note 3 regarding investments in the "Sweep Money Fund".

(c) See Note 6 regarding unfunded loan commitments.

                       See notes to financial statements.


FRANKLIN FLOATING RATE TRUST
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2000


Assets:
 Investments in securities:
  Cost ................................................................................................      $ 2,521,439,535
                                                                                                             ---------------
  Value ...............................................................................................        2,497,750,931
 Receivables:
  Investment securities sold ..........................................................................              224,567
  Capital shares sold .................................................................................           36,514,135
  Interest ............................................................................................           20,911,415
 Organization costs ...................................................................................               54,280
                                                                                                             ---------------
     Total assets .....................................................................................        2,555,455,328
                                                                                                             ---------------

Liabilities:
 Payables:
  Investment securities purchased .....................................................................              545,000
  Affiliates ..........................................................................................            2,626,484
 Deferred facilities fees (Note 1) ....................................................................            3,993,592
 Distributions to shareholders ........................................................................            5,817,157
 Funds advanced by custodian ..........................................................................              918,131
 Other liabilities ....................................................................................               58,235
                                                                                                             ---------------
     Total liabilities ................................................................................           13,958,599
                                                                                                             ---------------
      Net assets, at value ............................................................................      $ 2,541,496,729
                                                                                                             ---------------

Net assets consist of:
 Net unrealized depreciation ..........................................................................          (23,692,591)
 Accumulated net realized loss ........................................................................             (618,246)
 Capital shares .......................................................................................        2,565,807,566
                                                                                                             ---------------
     Net assets, at value .............................................................................      $ 2,541,496,729
                                                                                                             ===============
Net asset value and maximum offering price per share ($2,541,496,729/258,046,114 shares outstanding)(a)      $          9.85
                                                                                                             ===============




(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge (see Note 2).


                       See notes to financial statements.


FRANKLIN FLOATING RATE TRUST
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000


Investment income:
 Dividends (Note 3) .....................................................      $   5,075,979
 Interest ...............................................................        175,654,216
                                                                               -------------
     Total investment income ............................................        180,730,195
                                                                               -------------
Expenses:
 Management fees (Note 3) ...............................................         14,368,694
 Administrative fees (Note 3) ...........................................          1,952,261
 Transfer agent fees (Note 3) ...........................................          7,438,919
 Custodian fees .........................................................             20,617
 Reports to shareholders ................................................            102,615
 Registration and filing fees ...........................................            622,414
 Professional fees ......................................................            200,287
 Trustees' fees and expenses ............................................              5,231
 Amortization of organization costs .....................................             30,067
 Other ..................................................................             48,629
                                                                               -------------
     Total expenses .....................................................         24,789,734
                                                                               -------------
      Net investment income .............................................        155,940,461
                                                                               -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................................          1,512,678
  Foreign currency transactions .........................................            (27,374)
                                                                               -------------
     Net realized gain ..................................................          1,485,304
 Net unrealized depreciation on:
  Investments ...........................................................        (27,279,833)
  Translation of assets and liabilities denominated in foreign currencies             (3,987)
                                                                               -------------
     Net unrealized depreciation ........................................        (27,283,820)
                                                                               -------------
Net realized and unrealized loss ........................................        (25,798,516)
                                                                               -------------
Net increase in net assets resulting from operations ....................      $ 130,141,945
                                                                               -------------


                       See notes to financial statements.


FRANKLIN FLOATING RATE TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31, 2000 AND 1999


                                                                                                   2000                 1999
                                                                                              ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .................................................................     $   155,940,461      $    36,157,157
  Net realized gain (loss) from investments and foreign currency transactions ...........           1,485,304           (2,125,932)
  Net unrealized appreciation (depreciation) on investments and translation of assets and
   liabilities denominated in foreign currencies ........................................         (27,283,820)           3,407,972
                                                                                              ------------------------------------
     Net increase in net assets resulting from operations ...............................         130,141,945           37,439,197
 Distributions to shareholders from net investment income ...............................        (155,913,087)         (36,182,310)
 Capital share transactions (Note 2) ....................................................       1,460,904,863          936,569,171
                                                                                              ------------------------------------
     Net increase in net assets .........................................................       1,435,133,721          937,826,058
Net assets (there is no undistributed net investment income at beginning or end of year):
  Beginning of year .....................................................................       1,106,363,008          168,536,950
                                                                                              ------------------------------------
  End of year ...........................................................................     $ 2,541,496,729      $ 1,106,363,008
                                                                                              ====================================




                       See notes to financial statements.


FRANKLIN FLOATING RATE TRUST
Financial Statements(continued)

STATEMENT OF CASH FLOWS
FOR THE YEAR ENDED JULY 31, 2000


Cash flow from operating activities:
Dividends, interest and facility fees received ..........       $   164,316,731
Operating expenses paid .................................           (23,387,875)
                                                                ---------------
     Cash provided - operations .........................           140,928,856
                                                                ---------------
Cash flow from investing activities:
Investment purchases ....................................        (2,570,336,511)
Investment sales and maturities .........................         1,135,890,658
                                                                ---------------
     Cash used - investments ............................        (1,434,445,853)
                                                                ---------------
Cash flow from financing activities:
Distributions to shareholders ...........................           (42,885,788)
Net proceeds from capital shares sold ...................         1,334,528,491
                                                                ---------------
     Cash provided - financing activities ...............         1,291,642,703
                                                                ---------------
Net decrease in cash ....................................            (1,874,294)
Cash at beginning of year ...............................               956,163
                                                                ---------------
Funds advanced by custodian .............................       $      (918,131)
                                                                ===============


RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES FOR THE YEAR ENDED JULY 31, 2000


Net investment income ......................................................................    $ 155,940,461
 Adjustments to reconcile net investment income to net cash provided by operating activities:
 Amortization income .......................................................................       (5,723,906)
 Amortization of offering costs ............................................................           30,067
 Facility fees received ....................................................................        2,771,553
 Increase in interest receivable............................................................      (13,461,111)
 Increase in other liabilities .............................................................        1,371,792
                                                                                                -------------
Net cash provided by operating activities ..................................................    $ 140,928,856
                                                                                                =============


                       See notes to financial statements.


FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Floating Rate Trust (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified, closed-end, continuously offered investment company. The Fund seeks current income and preservation of capital. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

The Fund invests primarily in senior secured corporate loans and senior secured debt that meet credit standards established by Franklin Advisers, Inc. Investment in these securities may be considered illiquid and prompt sale of these securities at an acceptable price may be difficult.

The Fund values its securities based on quotations provided by banks, broker/dealers or pricing services experienced in such matters. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollars equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount is amortized on an income tax basis. Facility fees received are recognized as income over the expected term of the loan. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

e. ORGANIZATION COSTS:

Organization costs are amortized on a straight-line basis over five years.




FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements(continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

g. LINE OF CREDIT

The Fund has an unsecured line of credit which, subject to limitations, allows the fund to borrow up to an aggregate maximum amount of $25,000,000.

For the year ending July 31, 2000, the line of credit was unused.


2. SHARES OF BENEFICIAL INTEREST

The Fund may, on a quarterly basis, make tender offers at net asset value for the repurchase of a portion of the common shares outstanding. The price will be established as of the close of business on the day the tender offer ends. An early withdrawal charge may be imposed on shares offered for tender which have been held for less than twelve months.

At July 31, 2000, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                               YEAR ENDED JULY 31,
                                                      -----------------------------------------------------------------------
                                                                 2000                                    1999
                                                      -----------------------------------------------------------------------
                                                         SHARES            AMOUNT                SHARES            AMOUNT
                                                      -----------------------------------------------------------------------
Shares sold ..................................        179,578,847     $ 1,781,070,181         104,460,894     $ 1,040,256,145
Shares issued in reinvestment of distributions         11,364,798         112,540,752           2,647,643          26,360,763
Shares redeemed ..............................        (43,719,061)       (432,706,070)        (13,071,015)       (130,047,737)
                                                      -----------------------------------------------------------------------
Net increase .................................        147,224,584     $ 1,460,904,863          94,037,522     $   936,569,171
                                                      =======================================================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, Inc. (FT Services) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, principal underwriter, administrative manager and transfer agent, respectively.

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) which is managed by Advisers. The Fund earned dividend income of $5,075,979 from investments in the Sweep Money Fund.

The Fund pays an investment management fee to Advisers of .80% per year of the average daily net assets of the Fund.

Management fees were reduced on assets invested in the Sweep Money Fund.



FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements(continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

The Fund pays administrative fees to FT Services based on the net assets of the Fund as follows:


      ANNUALIZED
       FEE RATE      AVERAGE DAILY NET ASSETS
      ------------------------------------------------------------------
        .150%        First $200 million
        .135%        Over $200 million, up to and including $700 million
        .100%        Over $700 million, up to and including $1.2 billion
        .075%        In excess of $1.2 billion

Included in professional fees are legal fees of $36,013 that were paid to a law firm in which a partner was an officer of the Fund.

Distributors received contingent deferred sales charges for the year of $1,257,884.


4. INCOME TAXES

At July 31, 2000, the Fund has deferred capital losses occurring subsequent to October 31, 1999 of $6,496,058. For tax purposes, such losses will be reflected in the year ending July 31, 2001.

At July 31, 2000, the unrealized depreciation based on the cost of investments for income tax purposes of $2,523,067,385 was as follows:

       Unrealized appreciation ...    $ 17,240,576
       Unrealized depreciation ...     (42,557,030)
                                      ------------
       Net unrealized depreciation    $(25,316,454)
                                      ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized capital losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales and foreign currency transactions.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 2000 aggregated $2,553,825,088 and $1,135,501,456, respectively.




FRANKLIN FLOATING RATE TRUST
Notes to Financial Statements(continued)


6. UNFUNDED LOAN COMMITMENTS

As of July 31, 2000, the Fund had unfunded loan commitments, which could be extended at the option of the borrowers, pursuant to the following loan agreements:

                                                     COMMITMENT      UNFUNDED
       SECURITY                                        AMOUNT         AMOUNT
       -----------------------------------------------------------------------
       AMF Bowling Inc., Revolver ..............    $ 3,013,699    $ 1,222,465
       Blockbuster Inc., Revolver ..............     25,753,848      7,532,310
       Bridge Information Systems Inc., Revolver      2,599,700      1,193,705
       Charter Communications CCVI, Revolver ...        875,000        875,000
       Level 3 Communications Inc., Term Loan A      40,000,000     32,727,273
       Meditrust Corp., Revolver ...............     10,000,000      2,698,139
       Regal Cinemas Inc., Revolver ............     15,859,455        161,831
       Rent-A-Center Inc., LC Multi-Draw .......      1,891,192        650,558
       Semiconductor Components, Revolver ......      1,071,429      1,071,429
       Sinclair Broadcast Group Inc., Revolver .      9,612,483      6,507,656
       Teligent, Revolver ......................      5,869,565      5,869,565
       Triarc, Revolver ........................      5,000,000      3,750,000
       U.S. Office Products Co., Revolver ......     12,333,694      1,681,147
       Wyndham International Inc., Revolver ....      9,934,222      4,754,222
                                                                   -----------
                                                                   $70,695,300
                                                                   ===========




FRANKLIN FLOATING RATE TRUST
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF FRANKLIN FLOATING RATE TRUST:

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations, cash flows, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Floating Rate Trust ("the Fund") at July 31, 2000, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

San Francisco, California
September 6, 2000





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